Related Parties (Detail)	Mar. 31, 2021 Director shares	Dec. 31, 2020 Director shares	Dec. 31, 2019 shares
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	127,325,116	127,123,954	60,930,932
Pfizer Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	27,349,211	27,349,211	10,940,449
Number of members nominated to board of directors | Director	2	2
Bain Investor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	60,632,356	60,632,356	49,961,943
Number of members nominated to board of directors | Director	4	4